SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Revenue	$ 134,950	$ 123,932
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Revenue	45,776	42,522
GERMANY [Member]
Segment Reporting Information [Line Items]
Revenue	58,197	53,326
UNITED STATES [Member]
Segment Reporting Information [Line Items]
Revenue	25,189	22,585
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 5,788	$ 5,499